Equities Roll Forward Schedule	6 Months Ended
Jun. 30, 2026
Equities Roll forward Schedule [Abstract]
Equities Roll forward Schedule
8.	Equities Roll forward Schedule

	Class A ordinary shares		Class B ordinary shares		Additional paid-in	Statutory	(Accumulated deficits)	Accumulated other comprehensive	Total shareholders’
	Shares*	Amount	Shares*	Amount	capital	reserve	earnings	income (loss)	equity

Balance, December 31, 2025	$2,298,365	$143,648	58,861	$3,679	$63,770,261	$282,545	$(33,628,317)	$(241,722)	$30,330,094
Net loss	-	-	-	-	-	-	(19,904,408)	-	(19,904,408)
Share-based payments	567,571	35,473	81,081	5,068	1,399,459	-	-	-	1,440,000
Foreign currency translation adjustment	-	-	-	-	-	-	-	(526,405)	(526,405)
Disposal of subsidiary	-	-	-	-	-	(282,545)	291,379	-	8,834
Balance, June 30, 2026	2,865,936	$179,121	139,942	$8,747	$65,169,720	$-	$(53,241,346)	$(768,127)	$11,348,115